Note 15 - Earnings Per Share (EPS) - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income:	$ 72,876	$ 81,702	$ 143,764
Earnings allocated to Preferred Stock (Note 15)	(21,063)	(21,063)	(17,903)
Net income available to common stockholders	$ 51,813	$ 60,639	$ 125,861
Weighted average number of shares, basic and diluted (in shares)	100,527,907	77,243,252	75,027,474
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.52	$ 0.79	$ 1.68